Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of number of investor warrants outstanding weighted average exercise price
	Nine months ended September 30, 2021		Year ended December 31, 2020
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding, opening	54,337,944	$0.71	70,507,301	$0.69
Granted	120,891,157	0.19	3,996,864	$0.36
Exercised	(13,728,086)	0.19	—	—
Expired	(157,504,151)	0.33	(20,166,221)	$0.82
Outstanding, ending	3,996,864	$0.38	54,337,944	$0.71
Exercisable, ending	3,996,864	$0.38	54,337,944	$0.71

	2020		2019
	Number	Weighted Average Exercise Price	Number	Weighted Average Exercise Price
Outstanding at January 1	70,507,301	$0.69	—	—
Granted	3,996,864	$0.36	70,507,301	$0.68
Expired	(20,166,221)	$0.82	—	—
Outstanding at December 31	50,341,080	$0.71	70,507,301	$0.69
Exercisable at December 31	50,341,080	$0.71	70,507,301	$0.69

Schedule of derivative liabilities reconciliation of changes in fair value
			T01 Warrants	T02 Warrants		T03 Warrants
	Financing Facility		Warrants issued May 2019	Warrants issued December 2019		Warrants issued June 2021
	September 30, 2021 $	December 31, 2020 $	December 31, 2020 $	September 30, 2021 $	December 31, 2020 $	September 30, 2021 $
Balance beginning	102	2,138	14	47	1,641	—
Issued during the period	—	—	—	—	—	5,151
Change in fair value	124	(524)	(14)	(45)	(1,594)	(4,626)
Amount transferred to Equity	—	(1,412)	—	—	—	(483)
Translation effect	(8)	(100)	—	(2)	—	(42)
Balance – end of period	218	102	—	—	47	—
Fair value per warrant issuable at period end	0.03	0.026	—	—	0.0009	—

			T01 Warrants		T02 Warrants
	Financing Facility*		Warrants issued May 2019		Warrants issued December 2019
	December 31, 2020 $	December 31, 2019 $	December 31, 2020 $	December 31, 2019 $	December 31, 2020 $	December 31, 2019 $
Balance beginning	2,138	2,935	14	—	1,641	—
Issued during the year	—	—	—	1,741	—	1,773
Change in fair value	(524)	—	(14)	(1,727)	(1,594)	(132)
Partial settlement – cash	—	(673)	—	—	—	—
Amount transferred to Equity*	(1,412)	—	—	—	—	—
Translation effect	(100)	(124)	—	—	—	—
Balance – end of year	102	2,138	—	14	47	1,641
Fair value per warrant issuable	0.026	—	—	0.001	0.001	0.033

*        The December 31, 2019 $2,935 estimated fair value of the Financing Facility comprises the $673 cash settlement paid by the Company in June 2019, and the $2,262 market value of 9,330,000 common shares and 3,996,864 warrants issued on settlement of the Facility on February 23, 2020. The 3,996,864 warrants are exchangeable into one common share each at $0.34 (SEK 3.3) for 36 months.

Schedule of derivative warrant liabilities estimated initially and quarterly basis
	Warrants issued February 2020
	Settlement Warrants for the termination of Financing Facility
	September 30, 2021	December 31, 2020
Exercise price	$0.38 – (SEK3.3)	$0.40 – (SEK3.3)
Share price	$0.20 – (SEK1.7)	$0.10 – (SEK0.80)
Risk-free interest	(0.52)%	(0.41)%
Expected dividend yield	(0)%	(0)%
Contractual life (years)	1.40	2.17
Expected volatility	104.20%	106.50%

	Warrants issued February 2020		Warrants issued May 2019	Warrants issued December 2019
	Settlement Warrants for the termination of Financing Facility		T01 Warrants	T02 Warrants
	December 31, 2020	Grant date February 23, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Exercise price	$0.40 – (SEK 3.3)	$0.34 – (SEK 3.3)	$0.80 – (SEK 7.5)	$0.73 – (SEK 6.0)	$0.64 – (SEK 6.0)
Share price	$0.10 – (SEK 0.80)	$0.27 – (SEK 2.61)	$0.18 – (SEK 1.70)	$0.10 – (SEK 0.80)	$0.18 – (SEK 1.70)
Risk-free interest	(0.41)%	(0.38)%	(0.68)%	(0.57)%	(0.68)%
Expected dividend yield	(0)%	(0)%	(0)%	(0)%	(0)%
Contractual life (years)	2.17	3.00	0.42	0.71	1.71
Expected volatility	106.50%	104.10%	97.90%	106.50%	97.90%